FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unamortized debt issuance costs	$ 7,815	$ 9,531
Total debt, gross	1,105,734	967,146
Level 2 | Term Loan Facilities | Carrying value, net of unamortized debt issuance costs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	592,325	694,362
Unamortized debt issuance costs	7,675	9,338
Total debt, gross	600,000	703,700
Level 2 | Term Loan Facilities | Estimated fair value
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt	$ 596,000	$ 702,820